Provisions (Details) - Schedule of provisions - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	$ 46,689	$ 38,986
Increases	1,340,851	438,017
Payments	(1,236,532)	(430,314)
Ending balance	151,008	46,689
Commissions, promotions and other [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	32,779	35,805
Increases	1,272,651	345,148
Payments	(1,198,284)	(348,174)
Ending balance	107,146	32,779
Bonuses and other employee benefits [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	13,356	1,958
Increases	51,253	90,843
Payments	(21,039)	(79,445)
Ending balance	43,570	13,356
Professional services fees [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	554	1,223
Increases	16,947	2,026
Payments	(17,209)	(2,695)
Ending balance	$ 292	$ 554